U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

July 31, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897
Pemberwick Fund (S000055882)

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and the regulations thereunder, the Trust, on behalf of its series, Pemberwick Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated July 31, 2020, and filed electronically as Post-Effective Amendment No. 101 to the Fund’s Registration Statement on Form N-1A on July 28, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7372.

Sincerely,

/s/ Scott Resnick
Scott Resnick
For U.S. Bank Global Fund Services

Enclosures